ACCRUED EXPENSES - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Current tax payable	$ 12,155	$ 7,903
Interest expense	7,887	16,858
Vessel operating and drydocking expenses	6,824	6,671
Administrative expenses	363	808
Accrued expenses	27,229	32,240
Provision for interest and penalties	$ 100	$ 200